Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue
Technology offerings	$ 453,106	$ 439,804	$ 297,481
Services	465,820	375,805	303,983
Total revenue	918,926	815,609	601,464
Cost of revenue
Technology offerings	348,430	333,082	220,377
Services	296,011	233,283	187,641
Total cost of revenue	644,441	566,365	408,018
Gross profit
Total gross profit	274,485	249,244	193,446
Operating expenses
Sales and marketing	139,469	128,733	96,578
General and administrative	61,367	40,262	36,955
Transaction costs	14,071	6,055	5,678
Depreciation and amortization	34,908	27,692	23,520
Total operating expenses	249,815	202,742	162,731
Operating income	24,670	46,502	30,715
Other (income) expense
Interest income	(105)	(11)	(26)
Interest expense	52,057	31,438	23,072
Other expense, net	87	10	72
Interest expense and other, net	52,039	31,437	23,118
(Loss) income before income taxes	(27,369)	15,065	7,597
Income tax (benefit) expense	(19,348)	6,716	3,574
Net (loss) income	$ (8,021)	$ 8,349	$ 4,023
Net (loss) income per share attributable to Class A common stockholders, basic and diluted	$ (0.09)	$ 0.09	$ 0.04
Cash dividends per share of Class A common stock		$ 1.00
Technology offerings
Gross profit
Total gross profit	$ 104,676	$ 106,722	$ 77,104
Services
Gross profit
Total gross profit	$ 169,809	$ 142,522	$ 116,342